Fair Value Measurements - Assets and Liabilities Measured at Fair Value (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Assets:
Total assets	$ 22,840	$ 51,722	$ 45,095
Liabilities:
Contingent consideration	7,800
Total liabilities	7,800
Money Market Funds
Assets:
Cash cash equivalents, fair value disclosure	16,320	46,337	41,581
Restricted cash, fair value disclosure	6,520	5,385	3,514
Level 1
Assets:
Total assets	22,840	51,722	45,095
Level 1 | Money Market Funds
Assets:
Cash cash equivalents, fair value disclosure	16,320	46,337	41,581
Restricted cash, fair value disclosure	6,520	$ 5,385	$ 3,514
Level 3
Liabilities:
Contingent consideration	7,800
Total liabilities	$ 7,800